Schedule of segment reporting (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Technology expenses not allocated	$ (890,778)	$ (1,718,974)	$ (1,805,432)
Employee benefits expenses not allocated	(3,238,568)	(5,267,246)	(4,411,926)
Occupancy expenses not allocated	(101,415)	(113,572)	(66,365)
Consultancy expenses not allocated	(853,850)	(874,638)	(1,691,544)
Depreciation and amortisation not allocated	(1,473,999)	(1,355,170)	(852,361)
Other expenses not allocated	(68,826)	(213,051)	(245,079)
Segment operating profit/(loss)	(2,988,469)	(3,891,586)	(5,090,327)
Group assets	6,157,499	9,234,881
Group liabilities	(2,845,769)	(4,244,924)
Total reportable segment revenue	4,151,088	5,376,693	4,222,689
Other income not allocated	61,360	993,493	1,298,499
Group operating loss	(2,874,270)	(3,786,219)	(4,342,137)
Finance costs	(114,199)	(105,367)	(748,190)
Group loss before tax	(2,988,469)	(3,891,586)	(5,090,327)
Cash and cash equivalents	275,875	3,174,700	4,083,735	$ 650,731
Fixed assets	196,929	380,018
Right of use assets	280,810	314,596
Trade and other payables	1,252,503	2,507,573
Lease liabilities	332,578	417,743
Consolidated group [member]
IfrsStatementLineItems [Line Items]
Group assets	6,157,499	9,234,881
Group liabilities	(2,845,769)	(4,244,924)
Total reportable segment assets	1,487,312	1,511,870
Cash and cash equivalents	275,875	3,174,700
R&D tax incentive and other rebates		554,901
Deposits and prepayments	294,355	231,660
Fixed assets	196,929	380,018
Right of use assets	280,810	314,596
Capitalised development costs	3,474,451	2,780,538
Other assets	147,767	286,598
Total reportable segment liabilities	(485,056)	(526,761)
Trade and other payables	(1,093,564)	(1,829,301)
Borrowings	(271,600)	(301,600)
Provisions	(197,722)	(118,112)
Accrued expenses	(465,249)	(1,051,406)
Lease liabilities	(332,578)	(417,744)
Publishing [member]
IfrsStatementLineItems [Line Items]
From external customers	1,123,073	1,185,384	964,450
Segment revenue	1,123,073	1,185,384	964,450
Technology expenses not allocated	(108,413)	(92,295)	(77,974)
Employee benefits expenses not allocated	(192,894)	(111,538)	(211,891)
Occupancy expenses not allocated		(1,573)	(3,069)
Marketing expenses not allocated	(4,029)	(6,971)	(31,210)
Consultancy expenses not allocated			(364)
Depreciation and amortisation not allocated	(41,180)	(255,848)	(256,021)
Other expenses not allocated	(4,920)	(2,358)	758
Segment operating profit/(loss)	770,017	703,843	367,826
Group assets	402,138	171,697	589,390
Group liabilities	(130,783)	(96,766)	(108,326)
Total reportable segment revenue	1,123,073	1,186,093	964,450
Publishing [member] | Financial assets [member]
IfrsStatementLineItems [Line Items]
Impairment of financial assets	(1,620)	(10,958)	(16,853)
SEO agency [member]
IfrsStatementLineItems [Line Items]
From external customers	3,028,015	4,191,309	3,258,239
Segment revenue	3,028,015	4,191,309	3,258,239
Technology expenses not allocated	(29,851)	(18,342)	(13,724)
Employee benefits expenses not allocated	(506,317)	(658,163)	(1,303,080)
Occupancy expenses not allocated	(924)	(2,225)	(3,503)
Marketing expenses not allocated	(93,950)	(96,010)	(2,048)
Consultancy expenses not allocated	(6,057)	(413)	(245)
Depreciation and amortisation not allocated	(248,196)	(245,404)	(197,884)
Other expenses not allocated		(40,565)	(21,342)
Segment operating profit/(loss)	1,872,104	2,845,882	1,356,660
Group assets	1,085,174	1,340,173	1,452,228
Group liabilities	(354,273)	(429,995)	(456,119)
Total reportable segment revenue	3,028,015	4,190,600	3,258,239
SEO agency [member] | Financial assets [member]
IfrsStatementLineItems [Line Items]
Impairment of financial assets	(270,616)	(284,305)	(359,753)
Operating segment [member]
IfrsStatementLineItems [Line Items]
From external customers	4,151,088	5,376,693	4,222,689
Segment revenue	4,151,088	5,376,693	4,222,689
Technology expenses not allocated	(138,264)	(110,637)	(91,698)
Employee benefits expenses not allocated	(699,211)	(769,701)	(1,514,971)
Occupancy expenses not allocated	(924)	(3,798)	(6,572)
Marketing expenses not allocated	(97,979)	(102,981)	(33,258)
Consultancy expenses not allocated	(6,057)	(413)	(609)
Depreciation and amortisation not allocated	(289,376)	(501,252)	(453,905)
Other expenses not allocated	(4,920)	(42,923)	(20,584)
Segment operating profit/(loss)	2,642,121	3,549,725	1,724,486
Group assets	1,487,312	1,511,870	2,041,618
Group liabilities	(485,056)	(526,761)	(564,445)
Operating segment [member] | Financial assets [member]
IfrsStatementLineItems [Line Items]
Impairment of financial assets	(272,236)	(295,263)	(376,606)
Unallocated amount [member] | Consolidated group [member]
IfrsStatementLineItems [Line Items]
Technology expenses not allocated	(752,514)	(1,608,337)	(1,713,734)
Employee benefits expenses not allocated	(2,539,357)	(4,497,545)	(2,896,954)
Occupancy expenses not allocated	(100,491)	(109,774)	(59,793)
Marketing expenses not allocated	(89,067)	(215,511)	(380,754)
Consultancy expenses not allocated	(847,793)	(874,225)	(1,690,935)
Depreciation and amortisation not allocated	(1,184,623)	(853,917)	(398,456)
Other expenses not allocated	(63,906)	(170,128)	(224,496)
Total reportable segment revenue	4,151,088	5,376,693	4,222,689
Segment operating profit	2,642,121	3,549,725	1,724,486
Other income not allocated	61,360	423,775	495,457
Research and development incentives		569,718	803,042
Group operating loss	(2,874,270)	(3,786,219)	(4,342,137)
Finance costs	(114,199)	(105,367)	(748,190)
Group loss before tax	$ (2,988,469)	$ (3,891,586)	$ (5,090,327)